Dividends - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Dividends [abstract]
Prior year final dividend, Per share	$ 0.63	$ 0.43	$ 0.14
Interim dividend, Per share	0.55	0.55	0.40
Special dividend, Per share	1.02
Dividends paid during the period, Per share	$ 2.20	$ 0.98	$ 0.54
Prior year final dividend, Total	$ 3,356	$ 2,291	$ 746
Interim dividend, Total	2,788	2,930	2,125
Special dividend, Total	5,158
Dividends paid during the period, Total	$ 11,302	$ 5,221	$ 2,871